Condensed Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowances for sales discount	$ 13,000	$ 13,000	$ 13,000
Note payable, net of debt discount	12,505
Debt discount and issuance cost, current	$ 413,320	835,854	0
Debt discount and issuance cost, noncurrent		$ 0	$ 1,900,058
Class B convertible preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Class B convertible preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Class B convertible preferred stock, shares issued	412,875	198,875	198,875
Class B convertible preferred stock, shares outstanding	412,875	198,875	198,875
Class B convertible preferred stock, discount	$ 532,623	$ 196,758	$ 196,758
Class B convertible preferred stock, liquidation preference	$ 4,954,500	$ 2,024,125	$ 2,024,125
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,679,500	3,679,500	3,679,500
Common stock, shares outstanding	3,679,500	3,679,500	3,679,500